SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS:

a.	2019 Private Placement

On January 16, 2019 and January 28, 2019, the Company entered into separate securities purchase agreements with several U.S. and Israeli accredited investors.

Under the securities purchase agreements, the Company undertook to issue to the investors, upon and subject to the closing:, (i) a total of 1,170,707 ADSs, at a price per ADS of $9.55, to the investors (other than the Israeli investor) (the “U.S. Tranche”); and (ii) a total of 10,944,185 ordinary shares to the Israeli investor, at a price per ordinary share of NIS 1.1693 (equivalent to $0.32 as of February 3, 2019) (the “Israeli Tranche”), or, in the aggregate, the Company undertook to issue to the investors a total of 46,115,395 ordinary shares (including ordinary shares underlying the ADSs) representing, as of January 28, 2019, approximately 13.8% of the Company’s issued and outstanding shares on a post-issuance basis, resulting in aggregate proceeds (before expenses) of approximately $14.7 million.

The closing of the transaction was subject to listing and other customary conditions, including (i) with respect to the U.S. Tranche, that (a) this registration statement will become effective and (b) the ADSs are eligible for, and have commenced, trading on the Nasdaq Capital Market; and (ii) with respect to the Israeli Tranche, receipt of listing approval by the TASE. On February 3, 2019, the Company completed the private placement of the Israeli Tranche and issued to the Israeli investor, 10,994,185 ordinary shares, and on March 6, 2018, the Company completed the private placement of the U.S. Tranche and issued to the investors under the U.S, Tranche a total of 1,170,707 ADSs.

Pursuant to the securities purchase agreements, the Company agreed, subject to customary exceptions, not to raise additional funds or issue equity securities until the earlier of 180 days following the closing or an initial public offering of its ADSs. In addition, the Company’s directors and executive offices have entered into customary lockup agreements, whereby each of them agreed not to sell their ordinary shares from January 16, 2019 until the earlier of (i) 180 days following the closing of the U.S. Tranche, (ii) the termination of the securities purchase agreement, or (iii) ten (10) months following the signing (November 15, 2019).

The ordinary shares and ADSs issued to the investors are subject to resale restrictions under applicable U.S. and Israeli securities laws. None of the investors were granted registration rights under the securities purchase agreements. The securities purchase agreements contain other customary terms and conditions, including customary representations and warranties of the parties which survive the completion of the transaction until the date on which the investors no longer hold any of the ADSs or shares, as applicable.

b.	Grant of stock options and RSUs

See Note 15a(4).

c.	Amendment of the bank line of credit

See Note 8a.